Operations, General information (Details) $ / shares in Units, R$ in Thousands, $ in Thousands			12 Months Ended
	Dec. 21, 2017 BRL (R$)	Dec. 21, 2017 USD ($) $ / shares shares	Dec. 31, 2017 BRL (R$) shares	Dec. 31, 2017 USD ($) shares	Jun. 30, 2018 $ / shares
General information [Abstract]
Number of shares issued (in shares)			27,001,889	27,001,889
Share price (in dollars per share) | $ / shares					$ 0.0001
Proceeds from issue of ordinary shares		$ 139,900	R$ 462,789	$ 139,900
Repayments of current borrowings	R$ 364,577	$ 110,600
Percentage of prepayment of borrowing	25.00%	25.00%
PIPE Investors [Member]
General information [Abstract]
Number of shares issued (in shares)		15,438,000	15,438,000	15,438,000
Number of warrants purchase (in shares)		3,748,600
Share price (in dollars per share) | $ / shares		$ 11.50
Proceeds from issue of ordinary shares			R$ 425,739	$ 128,700